FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	$ 425	$ (538)
Proceeds received from settlement of derivatives	(52,856)	(27,690)
Payment on derivatives settled	52,731	27,534
Increase (decrease) in fair value of derivatives	(203)	1,119
Derivative instruments, end of year	97	425
Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	425
Derivative instruments, end of year	97	425
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	5	(101)
Proceeds received from settlement of derivatives	(16,346)	(25,846)
Payment on derivatives settled	16,379	25,746
Increase (decrease) in fair value of derivatives	(38)	206
Derivative instruments, end of year	0	5
Debt derivatives | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	357
Derivative instruments, end of year		357
Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	0
Proceeds received from settlement of derivatives	(63)
Payment on derivatives settled	63
Increase (decrease) in fair value of derivatives	(17)
Derivative instruments, end of year	(17)	0
Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	(25)
Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	(54)	48
Proceeds received from settlement of derivatives	0	0
Payment on derivatives settled	60	0
Increase (decrease) in fair value of derivatives	22	(102)
Derivative instruments, end of year	28	(54)
Equity derivative instruments | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	(54)
Derivative instruments, end of year		(54)
Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	0
Proceeds received from settlement of derivatives	(29,447)
Payment on derivatives settled	29,379
Increase (decrease) in fair value of derivatives	33
Derivative instruments, end of year	(35)	0
Subsidiary equity derivative instruments | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	(35)
Virtual power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	(10)	0
Proceeds received from settlement of derivatives	0	(1)
Payment on derivatives settled	3	2
Increase (decrease) in fair value of derivatives	1	(11)
Derivative instruments, end of year	(6)	(10)
Virtual power purchase agreement | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	(10)
Derivative instruments, end of year	(6)	(10)
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	352	(470)
Proceeds received from settlement of derivatives	(5,018)	(203)
Payment on derivatives settled	4,939	196
Increase (decrease) in fair value of derivatives	(138)	829
Derivative instruments, end of year	135	352
Cash flow hedges | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	132	(15)
Proceeds received from settlement of derivatives	(1,982)	(1,640)
Payment on derivatives settled	1,908	1,590
Increase (decrease) in fair value of derivatives	(66)	197
Derivative instruments, end of year	(8)	132
Cash flow hedges | Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	132
Derivative instruments, end of year		132
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	1,333
Mark-to-market liability	(748)	(908)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	0
Before Offset Amount | Debt derivatives | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	7
Mark-to-market liability		(2)
Before Offset Amount | Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	(17)
Before Offset Amount | Equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	0
Before Offset Amount | Equity derivative instruments | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	(9)	(54)
Before Offset Amount | Subsidiary equity derivative instruments
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	0
Before Offset Amount | Subsidiary equity derivative instruments | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	(36)
Before Offset Amount | Virtual power purchase agreement
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	0
Before Offset Amount | Virtual power purchase agreement | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Derivative instruments, beginning of year	(10)
Derivative instruments, end of year		(10)
Mark-to-market liability	(6)	(10)
Before Offset Amount | Cash flow hedges | Debt derivatives | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	1,194
Mark-to-market liability	(645)	(842)
Before Offset Amount | Cash flow hedges | Expenditure derivative instruments:
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability		$ 0
Before Offset Amount | Cash flow hedges | Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Mark-to-market asset	132
Mark-to-market liability	(28)
Before Offset Amount | Cash flow hedges | Debt Derivatives, Including Interest Rate Swap
Disclosure of detailed information about financial instruments [line items]
Mark-to-market liability	$ (652)